Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
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Trade and Other Receivables

Note 12: Trade and Other Receivables

	December 31,
	2017	2016
Trade receivables	1,500	1,414
Less: allowance for doubtful accounts	(39)	(42)
Less: allowance for sales adjustments	(46)	(45)
Net trade receivables	1,415	1,327
Other receivables	42	65
Trade and other receivables	1,457	1,392

The aging of gross trade receivables at each reporting date was as follows:

	December 31,
	2017	2016
Current	911	827
Past due 1-30 days	186	201
Past due 31-60 days	99	80
Past due 61-90 days	127	125
Past due >91 days	177	181
Balance at December 31	1,500	1,414

Allowance for doubtful accounts

The change in the allowance for doubtful accounts was as follows:

	December 31,
	2017	2016
Balance at beginning of year	42	47
Charges	43	54
Write-offs	(45)	(51)
Transfer to assets held for sale	-	(7)
Translation and other, net	(1)	(1)
Balance at end of year	39	42

The Company is exposed to normal credit risk with respect to its accounts receivable and maintains provisions for credit losses. The potential for such losses is mitigated because there is no significant exposure to any single customer and because customer creditworthiness is evaluated before credit is extended.